UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number (811-07678)
American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 05/31/10

Item 1. Schedule of Investments.
Schedule of Investments May 31, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶

(Percentages of each investment category relate to total net assets applicable to outstanding common shares)

Municipal Long-Term Investments — 149.3%
Alabama — 0.9%
Revenue Bond — 0.9%
Camden Industrial Development Board, Weyerhaeuser, Series B (AMT) (Pre-refunded 12/1/13 @ 100), 6.38%, 12/1/24 à	$650,000	$764,244

Arizona — 6.1%
Revenue Bond — 2.5%
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series A, 5.25%, 7/1/32	2,000,000	2,016,380

General Obligation — 3.6%
Pima County Unified School District Number 1, Tucson (FGIC) (NATL), 8.38%, 7/1/13	2,450,000	2,944,238

		4,960,618

California — 5.2%
Revenue Bonds — 2.6%
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT),
5.40%, 4/1/25, Series A-2	1,000,000	1,016,430
5.00%, 7/1/27, Series B	500,000	497,135
State Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series A (CMI), 5.00%, 10/1/27	500,000	474,930
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	85,525

		2,074,020

General Obligation — 2.6%
Los Rios Community College District, Series D, 5.38%, 8/1/34	2,000,000	2,113,280

		4,187,300

Colorado — 11.7%
Revenue Bonds — 11.7%
State Health Facilities Authority, Covenant Retirement Communities, Series B, 6.13%, 12/1/33	1,000,000	978,680
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27	650,000	656,578
5.00%, 6/1/29	1,000,000	949,410
State Health Facilities Authority, Poudre Valley, Series B (AGM), 5.25%, 3/1/36	2,000,000	2,018,800
State Health Facilities Authority, Valley View Hospital Association, 5.50%, 5/15/28	750,000	757,200
State Health Facilities Authority, Volunteers of America Care, Series A, 5.00%, 7/1/15	280,000	275,668
State Housing & Finance Authority, Multifamily Housing Project, Series A-3, Class II (AMT), 5.70%, 10/1/42	2,745,000	2,771,956
State Housing & Finance Authority, Disposal Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,053,550
Water Reserve & Power Development Authority, Clean Water, Series A, 5.90%, 9/1/16	25,000	25,115

		9,486,957

Florida — 8.8%
Revenue Bonds — 8.8%
Miami-Dade County Educational Facilities Authority, University of Miami, Series A, 5.20%, 4/1/24	1,000,000	1,041,800
Miami-Dade County Water & Sewer Systems, (AGM), 5.00%, 10/1/39	2,000,000	2,071,800
Palm Beach County Health Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,146,398
Palm Beach County Health Facilities Authority, ACTS Retirement — Lifecomm, Series A, 4.50%, 11/15/36	2,120,000	1,691,336
Palm Beach County Health Facilities Authority, Waterford Project, 5.88%, 11/15/37	1,300,000	1,163,097

		7,114,431

Georgia — 3.3%
Revenue Bonds — 3.3%
Cartersville Development Authority, Anheuser Busch Project (AMT), 5.50%, 3/1/44	2,000,000	2,002,760
Fulton County Development Authority, Maxon Atlantic Station, Series A (AMT) (Mandatory Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	694,183

		2,696,943

Illinois — 7.6%
Revenue Bonds — 5.7%
State Finance Authority, Clare at Water Tower Project, Series A, 6.00%, 5/15/25 ∞	625,000	249,319
State Finance Authority, Franciscan Communities, Series A, 5.50%, 5/15/37	925,000	642,551
American Municipal Income Portfolo 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶

State Finance Authority, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/37	$700,000	$572,327
State Finance Authority, Roosevelt University, 5.50%, 4/1/37	700,000	671,538
State Finance Authority, Roosevelt University Project, 6.25%, 4/1/29	500,000	524,085
State Finance Authority, Rush University Medical Center, Series B (NATL), 5.25%, 11/1/35	1,000,000	973,950
State Finance Authority, Three Crowns Park Plaza, Series A, 5.88%, 2/15/26	500,000	464,815
State Health Facility Authority, Lutheran General Hospital, Series C, 7.00%, 4/1/14	485,000	548,472

		4,647,057

General Obligation — 1.9%
McCook, 5.20%, 12/1/30	1,500,000	1,581,135

		6,228,192

Indiana — 4.6%
Revenue Bonds — 4.6%
State Health & Educational Facility Financing Authority, Sisters of St. Francis (AGM),
5.25%, 11/1/25	475,000	504,365
5.25%, 11/1/29	530,000	552,286
State Health Facility Financing Authority, Columbus Regional Hospital (AGM), 7.00%, 8/15/15	2,360,000	2,672,252

		3,728,903

Iowa — 2.3%
Revenue Bonds — 2.3%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	880,000	881,760
State Finance Authority, Retirement Community, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	714,832
State Higher Education Loan Authority, Wartburg College (ACA) (Pre-refunded 10/1/12 @ 100), 5.50%, 10/1/33 à	250,000	276,648

		1,873,240

Kansas — 3.2%
Revenue Bonds — 3.2%
Olathe Health Facilities, Olathe Medical Center, 5.00%, 9/1/29	1,000,000	1,004,150
State Development Finance Authority, Hospital, Adventist Health, 5.50%, 11/15/29	1,500,000	1,614,540

		2,618,690

Kentucky — 3.1%
Revenue Bond — 3.1%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series A, 6.00%, 5/1/38	2,500,000	2,529,700

Louisiana — 1.1%
Revenue Bond — 1.1%
Rapides Finance Authority, Cleco Power LLC Project (AMBAC) (AMT), 4.70%, 11/1/36	1,000,000	877,840

Maryland — 2.9%
General Obligation — 2.9%
Maryland State, 2nd Series, 5.00%, 7/15/20	2,000,000	2,322,480

Massachusetts — 4.9%
Revenue Bonds — 4.9%
State Development Financing Agency, Adventcare Project, Series A, 6.75%, 10/15/37	650,000	572,533
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series A (ACA), 5.13%, 6/1/31	1,825,000	1,389,007
State Development Financing Agency, Senior Living Facility, Groves — Lincoln, Series A, 7.88%, 6/1/44	1,000,000	1,034,000
State Health & Educational Facilities Authority, Suffolk University, Series A, 5.75%, 7/1/39	1,000,000	1,024,470

		4,020,010

Michigan — 1.6%
Revenue Bond — 1.6%
State Strategic Fund, Michigan House of Representatives, Series A (AGC), 5.25%, 10/15/23	1,165,000	1,263,804

Minnesota — 10.3%
Revenue Bonds — 10.3%
Cuyuna Range Hospital District,
5.00%, 6/1/29	1,000,000	905,380
5.50%, 6/1/35	1,000,000	902,250
Glencoe Health Care Facilities, Regional Health Services Project (Pre-refunded 4/1/11 @ 101), 7.50%, 4/1/31 à	900,000	961,965
Maplewood Multifamily, Carefree Cottages II (AMT) (FNMA) (Mandatory Put 4/15/19 @ 100), 4.80%, 4/15/34	1,000,000	1,015,150
Marshall Medical Center, Avera Marshall Regional Medical Center Project, Series A (Pre-refunded 11/1/13 @ 100), 6.00%, 11/1/28 à	500,000	570,695
American Municipal Income Portfolo 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶

St. Louis Park Health Care Facilities, Nicollet Health Services, 5.75%, 7/1/39	$2,000,000	$1,983,120
St. Paul Housing and Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,355,088
State Agricultural & Economic Development Board, Fairview Health Care System, Series A, 6.38%, 11/15/29	30,000	30,405
Worthington Housing Authority, Meadows Worthington Project, Series A, 5.25%, 11/1/28	675,000	610,612

		8,334,665

Mississippi — 2.9%
General Obligations — 2.9%
State Development Bank Special Obligation, Jackson,
5.50%, 1/1/23	1,325,000	1,455,115
5.80%, 1/1/24	850,000	941,647

		2,396,762

Missouri — 2.9%
Revenue Bonds — 2.9%
Boone County, Boone Hospital Center, 5.63%, 8/1/38	1,500,000	1,521,945
North Central Regional Water System, 5.00%, 1/1/37	1,000,000	858,440

		2,380,385

Montana — 0.6%
Revenue Bond — 0.6%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	500,000	496,950

Nebraska — 7.1%
Revenue Bonds — 7.1%
Central Plains Energy Project, Series A, 5.25%, 12/1/21	1,750,000	1,724,467
University of Nebraska, Omaha Health & Recreation Project,
5.00%, 5/15/33	1,250,000	1,314,488
5.00%, 5/15/38	2,600,000	2,710,916

		5,749,871

New Hampshire — 0.7%
Revenue Bond — 0.7%
State Health and Education Facilities Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	572,130

New Mexico — 1.1%
Revenue Bonds — 1.1%
State Mortgage Finance Authority,
6.88%, 1/1/25, Series A, (FHA) (FMHA) (VA)	355,000	371,365
6.50%, 7/1/25, Series C, (FNMA) (GNMA)	305,000	318,112
6.75%, 7/1/25, Series B, (FNMA) (GNMA)	185,000	191,640

		881,117

North Carolina — 3.9%
Revenue Bonds — 2.6%
State Capital Facilities Finance Agency, Meredith College, 6.13%, 6/1/35	1,500,000	1,538,580
State Commission Medical Care Health Care Facilities, Upper Valley Medical Center, Pennybyrn at Maryfield, Series A, 6.00%, 10/1/23	700,000	581,343

		2,119,923

General Obligation — 1.3%
Mecklenburg County Public Improvement, Series B, 4.00%, 2/1/23	1,000,000	1,051,800

		3,171,723

Ohio — 3.4%
Revenue Bonds — 3.4%
Miami County Hospital Facilities, Upper Valley Medical Center, 5.25%, 5/15/26	1,000,000	1,004,190
Richland County Hospital Facilities, Medcentral Health System,
6.13%, 11/15/16 (Pre-refunded 11/15/10 @ 101) à	670,000	693,899
6.38%, 11/15/30	335,000	339,821
American Municipal Income Portfolo 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

		FAIR
DESCRIPTION	PAR	VALUE ¶
6.38%, 11/15/30 (Pre-refunded 11/15/10 @ 101) à	$665,000	$689,492

		2,727,402

Oregon — 1.9%
Revenue Bonds — 1.9%
City of Portland, Sewer System, Second Lien, Series B (NATL), 5.00%, 6/15/24	1,000,000	1,080,020
Gilliam County Waste Management (AMT), 5.25%, 7/1/29	500,000	501,680

		1,581,700

Pennsylvania — 4.8%
Revenue Bonds — 4.8%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, Series A, 5.75%, 8/15/20	1,000,000	1,000,360
Delaware County College Authority, Neumann College, 6.00%, 10/1/30	1,000,000	1,058,360
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	747,070
State Economic Development Financing Authority, Allegheny Energy Supply Company, 7.00%, 7/15/39	1,000,000	1,121,720

		3,927,510

Puerto Rico — 1.7%
Revenue Bond — 1.7%
Puerto Rico Electric Power Authority, Series UU (CIFG), 4.25%, 7/1/27	1,500,000	1,399,485

South Carolina — 5.9%
Revenue Bonds — 4.3%
Environmental Improvement, Georgetown County, International Paper, Series A (AMT), 5.55%, 12/1/29	650,000	621,667
State Educational Facilities Authority, Wofford College, Series A, 4.50%, 4/1/30	750,000	717,577
State Jobs Economic Development Authority, Hospital Facilities, Palmetto Health,
6.13%, 8/1/23 Series A	250,000	260,615
6.38%, 8/1/34 Series C (Pre-refunded 8/1/13 @ 100) à	40,000	46,392
State Public Service Authority, Santee Cooper, Series A (NATL), 5.00%, 1/1/30	1,800,000	1,884,726

		3,530,977

General Obligation — 1.6%
State Infrastructure, 3.00%, 10/1/24	1,370,000	1,304,418

		4,835,395

South Dakota — 7.6%
Revenue Bonds — 7.6%
City of Deadwood, Sales Tax, Series B, 6.25%, 12/1/28	1,300,000	1,348,061
Sioux Falls Health Facilities, Dow Rummel Village Project, Series A (Pre-refunded 11/15/12 @ 100), 6.63%, 11/15/23 à	620,000	704,258
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,021,520
State Economic Development Finance Authority, Pooled Loan Program, McEleeg, Series B (AMT), 5.95%, 4/1/24	2,000,000	2,049,500
State Health & Educational Facilities Authority, Vocational Education Program (AGC), 5.50%, 8/1/38	1,000,000	1,059,280

		6,182,619

Tennessee — 5.2%
Revenue Bonds — 2.3%
Johnson City Health and Educational Facilities, Mountain States Health, Series A (Pre-refunded 7/1/12 @ 103), 7.50%, 7/1/33 à	1,000,000	1,133,940
Shelby County Health, Educational and Housing Facility Board, Methodist Healthcare (Pre-refunded 9/1/12 @ 100),
6.50%, 9/1/21 à	410,000	462,123
6.50%, 9/1/21 à	240,000	270,511

		1,866,574

General Obligation — 2.9%
Shelby County, 5.00%, 4/1/20	2,000,000	2,320,340

		4,186,914

Texas — 17.0%
Revenue Bonds — 9.6%
Abilene Health Facilities Development, Sears Methodist Retirement, Series A, 5.88%, 11/15/18	1,150,000	1,021,971
Houston Health Facilities Development, Retirement Facility, Buckingham Senior Living, Series A (Pre-refunded 2/15/14 @ 101), 7.00%, 2/15/26 à	1,500,000	1,800,975
North Texas Tollway Authority, Series E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	562,065
Tarrant County Cultural Education, Hendrick Medical Center Project, Series B (AGC), 5.25%, 9/1/26	1,250,000	1,294,387
American Municipal Income Portfolo 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Municipal Income Portfolio (XAA)

	PAR/	FAIR
DESCRIPTION	SHARES	VALUE ¶

Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series A, 6.00%, 11/15/26	$600,000	$607,344
Tarrant County Cultural Education, Senior Living Center Project, Series A, 8.25%, 11/15/44	1,000,000	997,670
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project,
5.50%, 11/15/25	200,000	182,304
5.65%, 11/15/35	1,600,000	1,343,232

		7,809,948

General Obligations — 7.4%
Grand Prairie Independent School District (PSFG), 5.85%, 2/15/26	40,000	41,117
Humble Independent School District, Series A (AGC), 5.25%, 2/15/22	1,000,000	1,122,240
Plano Independent School District, Series A, 5.25%, 2/15/34	3,500,000	3,763,655
Round Rock Independent School District, 5.00%, 8/1/27	1,000,000	1,090,200

		6,017,212

		13,827,160

Washington — 3.8%
Revenue Bonds — 3.8%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	929,799
State Health Care Facilities Authority, Central Washington Health Services, 6.25%, 7/1/24	2,000,000	2,125,180

		3,054,979

Wyoming — 1.2%
Revenue Bond — 1.2%
Sweetwater County Solid Waste Disposal — FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	972,490

Total Municipal Long-Term Investments (Cost: $118,518,001)		121,352,609

Short-Term Investments — 2.1%
Money Market Fund — 2.0%
First American Tax Free Obligations Fund, Class Z, 0.03% x	1,611,906	1,611,906

U.S. Treasury Obligation — 0.1%
United States Treasury Bill, 0.14%, 7/15/10	$90,000	89,984

Total Short-Term Investments (cost: $1,701,890)		1,701,890

Total Investments ▲ — 151.4% (Cost: $120,219,891)		$123,054,499

Preferred Shares at Liquidation Value — (53.5)%		(43,500,000)

Other Assets and Liabilities, Net — 2.1%		1,703,414

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$81,257,913

American Municipal Income Portfolo 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Municipal Income Portfolio (XAA)
¶	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts, swaps, and over-the-counter options on securities and indices, are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of May 31, 2010, the fund held no internally fair valued securities.

à	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

∞	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2010, the fair value of this investment was $249,319 or 0.3% of total net assets applicable to outstanding common shares.

x	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $120,219,891. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$5,831,569
Gross unrealized depreciation	(2,996,961)

Net unrealized appreciation	$2,834,608

ACA — ACA Financial Guaranty Corporation

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax. As of May 31, 2010, the aggregate fair value of securities subject to the AMT was $15,945,630, which represents 19.6% of total net assets applicable to common shares.

CIFG — CDC IXIS Financial Guaranty

CMI — California Mortgage Insurance Program

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FMHA — Farmers Home Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

NATL — National Public Finance Guarantee Corporation

PSFG — Permanent School Fund Guaranteed

VA — Veterans Administration
American Municipal Income Portfolo 2010 Quarterly Report

Schedule of Investments May 31, 2010 (unaudited)
American Municipal Income Portfolio (XAA)
Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Investments
Municipal Long-Term Investments	$—	$121,352,609	$—	$121,352,609
Short-Term Investments	1,611,906	89,984	—	1,701,890

Total Investments	$1,611,906	$121,442,593	$—	$123,054,499

American Municipal Income Portfolo 2010 Quarterly Report

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
American Municipal Income Portfolio Inc.

By:	/s/ Thomas S. Schreier Jr.
Thomas S. Schreier, Jr.
President

Date: July 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier Jr.
Thomas S. Schreier, Jr.
President

Date: July 28, 2010

By:	/s/ Charles D. Gariboldi Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 28, 2010